Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Line Items]
Subtotal	$ 826,830	$ 2,482,858
Less: allowance for credit losses	(748,576)	(438,864)
Accounts receivable, net	78,254	2,043,994
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Trade accounts receivable from third-parties	$ 826,830	$ 2,482,858